Significant Accouting Policies (Earnings Per Share) (detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Earnings Per Share, Basic [Abstract]
Net (Loss) Earnings	$ 54,458	$ 9,899	$ 13,779
Deduct Preffered Stock Dividends	23	23	23
Undistributed Earnings, Basic	54,435	9,876	13,756
Undistributed Earnings Allocated to Participating Securities	544	160	438
Earnings (Loss) Attributable to Common Stock	$ 53,891	$ 9,716	$ 13,318
Weighted Average Number of Shares Outstanding, Basic	9,878	10,690	10,747
Basic Earnings (Loss) per Common Share	$ 5.46	$ 0.91	$ 1.24
Earnings Per Share, Diluted [Abstract]
Earnings (Loss) Attributable to Common Stock	$ 53,891	$ 9,716	$ 13,318
Dividends Convertible Preferred Stock Cash	20	20	20
Net Income (Loss) Available to Common Stockholders, Diluted	$ 53,911	$ 9,736	$ 13,338
Weighted Average Number of Shares Outstanding, Basic	9,878	10,690	10,747
ShareBasedCompensationArrangementByShareBasedPaymentAwardNumberOfAdditionalSharesAuthorized	3	5	5
Incremental Common Shares Attributable to Conversion of Preferred Stock	67	67	67
Weighted Average Number of Shares Outstanding, Diluted	9,948	10,762	10,819
Diluted Earnings (Loss) per Common Share	$ 5.42	$ 0.9	$ 1.23